Capital Structure, Common Stock - Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2023	Jun. 28, 2022
Buybacks [Abstract]
Repurchase of common stock (in shares)	170,210	375,531
Average price of repurchased shares (in dollars per share)	$ 9.93	$ 4.45
Repurchase of common stock	$ 1,708	$ 1,679		$ 1,708
Repurchase of common stock (in shares)			0
June 2022 Repurchase Plan [Member]
Buybacks [Abstract]
Authorized amount under share repurchase plan						$ 5,000
December 2023 Repurchase Plan [Member]
Buybacks [Abstract]
Authorized amount under share repurchase plan					$ 25,000